Award Timing Disclosure	12 Months Ended
Apr. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	No one may purchase or sell OPT securities on the basis of material nonpublic information concerning OPT or disclose material nonpublic information to others where it is reasonably foreseeable that they might trade on the basis of that information.